Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.5% of each eligible participant’s compensation for 2011, 2010 and 2009, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $242 thousand, $199 thousand and $230 thousand for 2011, 2010 and 2009, respectively.

The Company maintains a stock option plan. No stock options were granted in 2011 or 2010. During 2009, the Board of Directors extended options to purchase 1,000 shares originally expiring in 2009 through August 2014 at an exercise price of $15.00.

The following summarizes stock options activity for the years ended December 31:

	2011		2010		2009
	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	SHARES	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at beginning of year	39,945	$17.48	40,195	$17.47	40,720	$17.55
Granted	—	—	—	—	1,000	15.00
Exercised	—	—	—	—	—	—
Forfeited	(13,229)	(17.81)	(250)	(16.05)	(1,525)	(17.98)

Outstanding at end of year	26,716	$17.32	39,945	$17.48	40,195	$17.47

Options exercisable at year-end	26,716	$17.32	39,945	$17.48	40,195	$17.47

Weighted-average fair value of options granted during year		N/A		N/A		$1.40

Options outstanding at December 31, 2011 were as follows:

	OUTSTANDING		EXERCISABLE
RANGE OF EXERCISABLE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
$15.00	1,000	2.57	1,000	$15.00
16.05	6,860	0.99	6,860	16.05
16.10	1,000	0.17	1,000	16.10
18.00	17,856	4.19	17,856	18.00

Outstanding at year-end	26,716	3.16	26,716	$17.32

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $7,200 and $570 at December 31, 2011 and 2010, respectively. There were no stock options exercised in 2011, 2010, or 2009. There were no options vested in 2011 or 2010. The total fair value of stock options vested was $8,900 in 2009.